Other disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Expensed in the Income statement

Share-based payment expensed in the income statement
DKK million	2020	2019	2018
Restricted stock units to employees	189	48	204
Long-term share-based incentive programme (Management Board)[1]	162	86	48
Long-term share-based incentive programme (management group below Management Board)	436	195	145
Shares allocated to individual employees	36	34	17
Share-based payment expensed in the income statement	823	363	414
1. In 2017 Novo Nordisk introduced, for the first time, a share-based compensation programme with terms which amortises the grant date valuation over four years. The 2020 expense includes amortisation of the 2017, 2018, 2019 and 2020 programmes.

General Terms and Conditions of Launched Programmes

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Number of shares awarded in the year	—	2,148,580	—	370,038	508,398	411,090	1,011,692	1,300,333	1,114,455	43,790	154,122	159,437
Value per share at launch (DKK)	—	307	—	411	298	280	411	298	280	391	311	278
Total market value at launch (DKK million)	—	660	—	152	152	115	416	387	312	17	48	44
Amortisation period of the programme		2019 to 2023		2020 to 2023	2019 to 2022	2018 to 2021	2020 to 2023	2019 to 2022	2018 to 2021	2020 to 2023	2019 to 2022	2018 to 2021
Allocated to recipients		Feb 2023		Feb 2024	Feb 2023	Feb 2022	Feb 2024	Feb 2023	Feb 2022	2023	2022	2021
Vesting period	—	3.5 years	—	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years

Outstanding Restricted Stock

Outstanding restricted stock units	Total			Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Outstanding at the beginning of the year	6,879,198	5,584,019	4,933,882	2,148,580	1,521,031	1,556,211	1,326,080	1,228,714	1,115,494	3,173,185	2,665,226	2,226,683	231,353	169,048	35,494
Released allocated shares	(361,844)	(2,553,658)	(825,537)	(29,250)	(1,431,192)	(35,180)	(95,082)	(378,421)	(284,173)	(171,162)	(662,172)	(480,301)	(66,350)	(81,873)	(25,883)
Cancelled allocated shares	(129,713)	(262,596)	(209,308)	—	(89,839)	—	(12,700)	(32,611)	(13,697)	(95,038)	(130,202)	(195,611)	(21,975)	(9,944)	—
Allocated in the year	1,425,520	4,111,433	1,684,982	—	2,148,580	—	370,038	508,398	411,090	1,011,692	1,300,333	1,114,455	43,790	154,122	159,437
Performance adjustment[1]	863,557	—	—	—	—	—	239,567	—	—	623,990	—	—	—	—	—
Outstanding at the end of the year	8,676,718	6,879,198	5,584,019	2,119,330	2,148,580	1,521,031	1,827,903	1,326,080	1,228,714	4,542,667	3,173,185	2,665,226	186,818	231,353	169,048
1. Number of shares for Management Board and management group below Management board has been adjusted as the sales growth target set by the Board is expected to be exceeded for the 2018, 2019 and 2020 programmes.

Contractual Obligations and Recognised Non-Current Debt

Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):
	2020					2019
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total	Within 1 year	1-3 years	3-5 years	More than 5 years	Total
Retirement benefit obligations	23	46	44	1,286	1,399	13	26	25	1,270	1,334
Leases (note 4.4)	855	1,247	694	1,241	4,037	847	1,424	734	1,140	4,145
Total obligations recognised in the balance sheet	878	1,293	738	2,527	5,436	860	1,450	759	2,410	5,479
Leases[1]	152	198	134	280	764	128	229	199	376	932
Research and development obligations	2,733	3,460	905	137	7,235	2,600	3,258	1,493	29	7,380
Research and development – potential milestone payments[2]	205	918	507	2,453	4,083	300	1,023	1,009	2,403	4,735
Commercial product launch – potential milestone payments[2]	—	—	212	5,893	6,105	—	—	—	3,468	3,468
Purchase obligations relating to invest- ments in property, plant and equipment	339	—	—	—	339	172	—	—	—	172
Other purchase obligations	7,528	3,014	773	748	12,063	5,695	2,989	1,175	621	10,480
Total obligations not recognised in the balance sheet	10,957	7,590	2,531	9,511	30,589	8,895	7,499	3,876	6,897	27,167
Total contractual obligations	11,835	8,883	3,269	12,038	36,025	9,755	8,949	4,635	9,307	32,646
1. Predominantly relates to estimated variable property taxes, leases committed not yet commenced and low value assets.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Material Transactions with Related Parties

Material transactions with related parties

DKK million	2020	2019	2018
Novo Holdings A/S
Purchase of Novo Nordisk B shares	5,963	4,894	4,207
Sale of NNIT B shares	—	—	(368)
Dividend payment to Novo Holdings A/S	5,767	5,580	5,496
NNIT Group
Services provided by NNIT	775	941	1,052
Dividend payment from NNIT	(18)	(20)	(19)
Novozymes Group
Services provided by Novo Nordisk	(113)	(132)	(115)
Services provided by Novozymes	72	103	121
CS Solar Fund XIV
Purchase of shares by Novo Nordisk	—	97	—
Liability for capital commitment[1]	—	389	—
Distribution by CS Solar Fund XIV	—	(385)	—
1. The liability disclosed for 2019 related to capital commitment was paid in 2020 (DKK 392 million).

Schedule of Auditors' Remuneration

DKK million	2020	2019	2018
Statutory audit	26	26	25
Audit-related services	3	4	3
Tax advisory services	9	11	11
Other services	4	4	3
Total fee to statutory auditors	42	45	42

Schedule of Companies Included in Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•
Subsidiaries by geographical area
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Pharma, Inc., United States	100	•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Commercial Holdings, Inc., United States	100				•
Novo Nordisk US Holdings Inc., United States	100				•
Corvidia Therapeutics, Inc., United States	100			•
Emisphere Technologies, Inc., United States	100			•
International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•
Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Novo Nordisk Region China A/S, Denmark	100				•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Company and country	Percentage of shares owned	Activity
Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100			•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100			•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100			•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Investment Pte Limited, Singapore	100			•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100			•
NNIT A/S, Denmark	18			•
Churchill Stateside Solar Fund XIV, LLC, United States	99			•